Segment information - Financial information by business segment (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Segment Reporting Information [Line Items]
Revenue	$ 1,617	$ 4,877	$ 21,438	$ 33,414
Cost of revenue	1,145	4,214	18,589	30,934
Gross profit	472	663	2,849	2,480
Research and development	2,319	628	5,186	8,437
Research and development	2,319
General and administrative	4,130	3,416	10,908	16,331
Sales and marketing	305	367	1,038	2,450
Depreciation and amortization	146	103	360	559
Operating expenses	6,900	4,514	17,492	27,777
Add back: Depreciation and amortization	172	225	569	2,092
Segment EBITDA	(6,597)	(4,381)	(18,527)	(15,095)
Equity loss	(3,197)	(3,002)	(10,767)	(4,104)
Operating Segments
Segment Reporting Information [Line Items]
Revenue	20,945	21,086	69,585	53,682
Cost of revenue	21,509	20,588	69,183	51,209
Gross profit	(564)	498	402	2,473
Research and development		2,458	11,211	11,388
Research and development	3,454
General and administrative	2,928	2,290	9,151	6,420
Sales and marketing	463	415	1,254	1,694
Depreciation and amortization	941	975	2,646	1,447
Operating expenses	7,786	6,138	24,262	20,949
Add back: Depreciation and amortization	1,753	1,259	5,333	3,381
Segment EBITDA	(6,597)	(4,381)	(18,527)	(15,095)
Equity loss	0	0	0	0
Operating Segments | High-Pressure Controls & Systems
Segment Reporting Information [Line Items]
Revenue	1,606	1,764	6,392	7,813
Cost of revenue	1,145	1,352	5,313	5,766
Gross profit	461	412	1,079	2,047
Research and development	2,293	1,257	5,027	4,208
General and administrative	484	292	1,189	788
Sales and marketing	103	44	253	404
Depreciation and amortization	108	27	223	112
Operating expenses	2,988	1,620	6,692	5,512
Add back: Depreciation and amortization	143	145	432	372
Segment EBITDA	(2,384)	(1,063)	(5,181)	(3,093)
Operating Segments | Heavy-Duty OEM
Segment Reporting Information [Line Items]
Revenue	11	3,113	15,046	25,601
Cost of revenue	0	2,862	13,276	25,168
Gross profit	11	251	1,770	433
Research and development	26	(629)	159	4,229
General and administrative	34	55	133	2,974
Sales and marketing	3	36	26	886
Depreciation and amortization	0	4	0	126
Operating expenses	63	(534)	318	8,215
Add back: Depreciation and amortization	0	8	0	1,399
Segment EBITDA	(52)	793	1,452	(6,383)
Operating Segments | Cespira
Segment Reporting Information [Line Items]
Revenue	19,328	16,209	48,147	20,268
Cost of revenue	20,364	16,374	50,594	20,275
Gross profit	(1,036)	(165)	(2,447)	(7)
Research and development	1,135	1,830	6,025	2,951
General and administrative	2,410	1,943	7,829	2,658
Sales and marketing	357	335	975	404
Depreciation and amortization	833	944	2,423	1,209
Operating expenses	4,735	5,052	17,252	7,222
Add back: Depreciation and amortization	1,610	1,106	4,901	1,610
Segment EBITDA	(4,161)	(4,111)	(14,798)	(5,619)
Consolidation, Eliminations
Segment Reporting Information [Line Items]
Revenue	(19,328)	(16,209)	(48,147)	(20,268)
Cost of revenue	(20,364)	(16,374)	(50,594)	(20,275)
Gross profit	1,036	165	2,447	7
Research and development	(1,135)	(1,830)	(6,025)	(2,951)
General and administrative	(2,410)	(1,943)	(7,829)	(2,658)
Sales and marketing	(357)	(335)	(975)	(404)
Depreciation and amortization	(833)	(944)	(2,423)	(1,209)
Operating expenses	(4,735)	(5,052)	(17,252)	(7,222)
Equity loss	0	0	0	0
Corporate
Segment Reporting Information [Line Items]
Revenue	0	0	0	0
Cost of revenue	0	0	0	0
Gross profit	0	0	0	0
Research and development	0	0	0	0
General and administrative	3,612	3,069	9,586	12,569
Sales and marketing	199	287	759	1,160
Depreciation and amortization	38	72	137	321
Operating expenses	3,849	3,428	10,482	14,050
Equity loss	$ (3,197)	$ (3,002)	$ (10,767)	$ (4,104)